UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SOCRATIC FUND MANAGEMENT, L.P.
Address:    101 JFK PARKWAY
            SHORT HILLS, NJ  07078

Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN W. GIBSON
Title:      MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:      (973) 921-4700

       Signature                       Place               Date of Signing

/S/ JONATHAN W. GIBSON           SHORT HILLS, NJ          FEBRUARY 2, 2011
----------------------           ---------------          ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -----------
Form 13F Information Table Entry Total:          23
                                                 -----------
Form 13F Information Table Value Total:          $ 135,915
                                                 -----------
                                                 (thousands)

List of Other Included Managers:                 NONE

                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
BAKER HUGHES INC CMN               COM   057224107  14,293   250,000  SH           SOLE        No        X
IPATH DOW JONES-UBS AGRICULTUR
  SUBINDEX TOTAL RETURN ETF        ETF   06739H206   3,154    50,000  SH           SOLE        No                    X
IPATH DOW JONES-UBS GRAINS
  SUBINDX TOTAL RETURN             ETF   06739H305   2,655    50,000  SH           SOLE        No                    X
CAL DIVE INTERNATIONAL, INC. CMN   COM   12802T101   2,835   500,000  SH           SOLE        No        X
CAMERON INTERNATIONAL CORP CMN     COM   13342B105  10,146   200,000  SH           SOLE        No        X
CANADIAN NATURAL RESOURCES CMN     COM   136385101   6,663   150,000  SH           SOLE        No        X
CALL/CHK @ 28 EXP 04/16/2011       CALL  165167907     225     2,500         CALL  SOLE        No                    X
COMPLETE PRODUCTION SERVICES CMN   COM   20453E109   2,216    75,000  SH           SOLE        No        X
DAWSON GEOPHYSICAL CO. CMN         COM   239359102     798    25,000  SH           SOLE        No        X
DRESSER-RAND GROUP INC. CMN        COM   261608103   5,324   125,000  SH           SOLE        No        X
HALLIBURTON COMPANY CMN            COM   406216101  14,291   350,000  SH           SOLE        No        X
KEY ENERGY SERVICES INC CMN        COM   492914106   2,596   200,000  SH           SOLE        No        X
LUFKIN INDS INC CMN                COM   549764108   6,239   100,000  SH           SOLE        No        X
NATIONAL OILWELL VARCO, INC.
  COMMON STOCK CMN                 COM   637071101  13,450   200,000  SH           SOLE        No        X
SCHLUMBERGER LTD CMN               COM   806857108  12,525   150,000  SH           SOLE        No        X
SUNCOR ENERGY INC. CMN             COM   867224107   6,701   175,000  SH           SOLE        No        X
CALL/SU @ 40 EXP 01/22/2011        CALL  867224907      89     2,500         CALL  SOLE        No                    X
SUPERIOR ENERGY SERVICES INC CMN   COM   868157108   6,998   200,000  SH           SOLE        No        X
ELEMENTS ROGERS INTERNATIONAL
  COMDTY INDX-AGRCLTRE TR ETN      ETF   870297603   1,072   100,000  SH           SOLE        No                    X
TENARIS SA SPONSORED ADR CMN       COM   88031M109   3,674    75,000  SH           SOLE        No        X
WEATHERFORD INTERNATIONAL LTD CMN  COM   H27013103  11,400   500,000  SH           SOLE        No        X
CORE LABORATORIES N.V. CMN         COM   N22717107   4,453    50,000  SH           SOLE        No        X
DRYSHIPS INC. CMN                  COM   Y2109Q101   4,118   750,000  SH           SOLE        No        X